Risk Management - Schedule of Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Carrying amount [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Fair Value of financial instruments measured at fair value through profit or loss		R$ 29,016	R$ 54,187
Derivative financial instruments		29,016	54,187
Fair Value of financial instruments measured at amortized cost		33,758,513	21,302,548
Cash and cash equivalents		3,863,395	7,471,673
Financial Investments		2,891,089
Amounts receivable from card issuers		3,273,306	3,653,774
Consumer loans		20,946,698	9,732,642
Other receivables	[1]	2,784,025	444,459
Total		33,787,529	21,356,735
Fair Value of financial instruments measured at amortized cost
Fair Value of financial instruments measured at fair value through profit or loss		15,751
Derivative financial instruments		15,751
Fair Value of financial instruments measured at amortized cost		36,287,500
Trade payables		5,497,113	3,365,265
Obligations to FIDC FGTS quota holders		815,557	704,755
Total		36,303,251	24,053,469
Carrying amount [Member] | Payment accounts [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		856,573	889,296
Carrying amount [Member] | CDB’s [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		27,838,964	19,094,153
Carrying amount [Member] | Financial Instruments [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		752,571
Carrying amount [Member] | Others [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		526,722
Fair value [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Fair Value of financial instruments measured at fair value through profit or loss		29,016	54,187
Derivative financial instruments		29,016	54,187
Fair Value of financial instruments measured at amortized cost		33,725,334	21,148,054
Cash and cash equivalents		3,863,395	7,471,673
Financial Investments		2,891,089
Amounts receivable from card issuers		3,273,306	3,653,774
Consumer loans		20,913,519	9,578,148
Other receivables	[1]	2,784,025	444,459
Total		33,754,350	21,202,241
Fair Value of financial instruments measured at amortized cost
Fair Value of financial instruments measured at fair value through profit or loss		15,751
Derivative financial instruments		15,751
Fair Value of financial instruments measured at amortized cost		36,287,500
Trade payables		5,497,113	3,365,265
Obligations to FIDC FGTS quota holders		815,557	704,755
Total		36,303,251	24,053,469
Fair value [Member] | Payment accounts [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		856,573	889,296
Fair value [Member] | CDB’s [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		27,838,964	R$ 19,094,153
Fair value [Member] | Financial Instruments [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		752,571
Fair value [Member] | Others [Member]
Fair Value of financial instruments measured at amortized cost
Third-party funds		R$ 526,722

[1]	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.